SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	¥ (175,932,509)	$ (24,102,656)	¥ (153,943,169)	¥ (143,234,358)
Equity in profit of subsidiaries and VIEs	10,159,031	1,391,782	(1,930,792)	(42,251,538)
Other income, net	13,520,019	1,852,235	24,351,280	40,723,863
Net income attributable to X Financial	1,539,905,765	210,966,225	1,186,793,974	811,996,439
Comprehensive income attributable to X Financial	1,551,481,144	212,552,045	1,192,672,034	869,285,476
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	(7,502,575)	(1,027,849)	(5,899,484)	(8,739,084)
Interest income	33,062	4,529	29,662	1,518
Equity in profit of subsidiaries and VIEs	1,547,501,724	212,006,867	1,190,497,730	817,582,216
Other income, net	(126,446)	(17,323)	2,166,066	3,151,789
Net income attributable to X Financial	1,539,905,765	210,966,224	1,186,793,974	811,996,439
Other comprehensive income	11,575,379	1,585,820	5,878,060	57,289,037
Comprehensive income attributable to X Financial	¥ 1,551,481,144	$ 212,552,044	¥ 1,192,672,034	¥ 869,285,476